LOANS PAYABLE (Details Narrative) - USD ($)				12 Months Ended
	Aug. 24, 2024	Mar. 20, 2023	Jul. 16, 2020	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Long-term loan payable				$ 146,798	$ 146,798
Proceeds from construction loans payable		$ 339,500			339,500
Debt instrument, interest rate, stated percentage		8.00%
Payments of loan costs		$ 15,302
Repaid		$ 489,650
Loans payable				405,314	405,314
Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable	$ 15,000		$ 150,000
EIDL Loan [Member]
Short-Term Debt [Line Items]
Interest accrues percentage			3.75%
Debt instrument, periodic payment			$ 731
Principal and interest is payable term			30 years
Notes payable				3,202
Long-term loan payable				$ 146,798	$ 146,798